Related Party Transactions	3 Months Ended
Mar. 31, 2015
Payables and Accruals [Abstract]
Related Party Transactions

NOTE 4 – RELATED PARTY TRANSACTIONS

During the year ended December 31, 2014, the Company received advances from a related party. The loans are due on demand and have no interest. Amounts outstanding as of March 31, 2015 and December 31, 2014 was approximately $11,750 and $11,750, respectively

During the year ended December 31, 2014, the Company extended advances to certain related parties. The loans are due on demand and have no interest. Amounts outstanding as of March 31, 2015 and December 31, 2014 was approximately $3,864 and $3,864, respectively